Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Subject to Possible Redemption Reflected on the Consolidated Balance Sheets are Reconciled

As of June 30, 2025 and December 31, 2024, shares of Class A common stock subject to possible redemption reflected on the condensed consolidated balance sheets are reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2022	$258,996,758
Less:
Redemption of common stock subject to possible redemption	(239,604,919)
Plus:
Accretion of carrying value to redemption value	5,445,229
Class A common stock subject to possible redemption at December 31, 2023	24,837,068
Less:
Redemption of common stock subject to possible redemption	(21,677,622)
Plus:
Accretion of carrying value to redemption value	1,126,267
Class A common stock subject to possible redemption at December 31, 2024	4,285,713
Plus:
Accretion of carrying value to redemption value	(70,494)
Class A common stock subject to possible redemption at June 30, 2025	$4,215,219

As of December 31, 2024 and 2023, the shares of Class A common stock subject to possible redemption reflected on the consolidated balance sheets are reconciled on the following table:

Class A common stock subject to possible redemption at December 31, 2022	$258,996,758
Less:
Redemption of common stock subject to possible redemption	(239,604,919)
Plus:
Accretion of carrying value to redemption value	5,445,229
Class A common stock subject to possible redemption at December 31, 2023	24,837,068
Less:
Redemption of common stock subject to possible redemption	(21,677,622)
Plus:
Accretion of carrying value to redemption value	1,126,267
Class A common stock subject to possible redemption at December 31, 2024	$4,285,713

Schedule of Compute Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each class of stock.
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
	Common Stock		Common Stock
	Class A		Class A
Basic and diluted net loss per common share:
Numerator:
Allocation of net loss	$(699,206)	$(235,418)	$(1,467,864)	$(836,945)

Denominator:
Weighted average shares outstanding	10,145,156	11,122,781	10,145,156	11,479,844
Basic and diluted net loss per common share	$(0.07)	$(0.02)	$(0.14)	$(0.07)
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of stock.
	For the Year Ended December 31, 2024		For the Year Ended December 31, 2023
	Common Stock		Common Stock
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per common share:
Numerator:
Allocation of net (loss) income	$(2,648,946)	$—	$1,090,138	$249,366

Denominator:
Weighted average shares outstanding	11,243,598	—	18,239,497	4,172,236
Basic and diluted net (loss) income per common share	$(0.24)	$—	$0.06	$0.06